CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Research and development expense	$ 10,719,142		$ 1,833,269		$ 14,379,784	$ 3,749,719	$ 9,763,333	$ 6,024,267
General and administrative	7,051,836		1,519,697		10,761,582	2,939,545	8,872,684	4,000,544
Total operating expenses	17,770,978		3,352,966		25,141,366	6,689,264	18,636,017	10,024,811
Loss from operations	(17,770,978)		(3,352,966)		(25,141,366)	(6,689,264)	(18,636,017)	(10,024,811)
Other income (loss)
Change in fair value of simple agreement for future equity	(13,126,959)		(1,122,000)		(29,919,959)	(2,495,000)	(13,717,000)
Interest income							180,360	920
Total other loss	(11,411,385)		(1,121,863)		(28,063,082)	(2,494,538)	(13,536,640)	920
Loss before income taxes	(29,182,363)		(4,474,829)		(53,204,448)	(9,183,802)	(32,172,657)	(10,023,891)
Income taxes	163,621				163,621	0
Net loss	$ (29,345,984)	$ (24,022,085)	$ (4,474,829)	$ (4,708,973)	$ (53,368,069)	$ (9,183,802)	$ (32,172,657)	$ (10,023,891)
Per share information
Basic net loss per Class A common share (in dollars per share)	$ (0.29)		$ (0.06)		$ (0.63)	$ (0.13)	$ (0.47)	$ (0.15)
Diluted net loss per Class A common share (in dollars per share)	$ (0.29)		$ (0.06)		$ (0.63)	$ (0.13)	$ (0.47)	$ (0.15)
Weighted average number of Class A common shares outstanding - basic (in shares)	100,021,539		68,845,564		85,170,891	68,845,564	68,891,996	68,042,229
Weighted average number of Class A common shares outstanding - diluted (in shares)	100,021,539		68,845,564		85,170,891	68,845,564	68,891,996	68,042,229